Schedule of Investments (unaudited)
April 30, 2026
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 Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 76.6%
Communication Services — 11.1%
Diversified Telecommunication Services — 2.1%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	4,470,000	$3,333,336 (a)
Altice France Lux 3/Altice Holdings 1, Senior Notes	10.000%	1/15/33	500,000	494,916 (a)
Altice France SA, Senior Secured Notes	9.500%	11/1/29	653,226	667,205 (a)
Altice France SA, Senior Secured Notes	6.875%	10/15/30	2,035,063	2,002,132 (a)
Altice France SA, Senior Secured Notes	6.500%	4/15/32	871,159	857,322 (a)
Level 3 Financing Inc., Senior Secured Notes	6.875%	6/30/33	2,600,000	2,685,246 (a)
WULF Compute LLC, Senior Secured Notes	7.750%	10/15/30	1,860,000	1,955,995 (a)
Total Diversified Telecommunication Services				11,996,152
Entertainment — 1.2%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	1,730,000	683,350 (a)
Discovery Global Holdings Inc., Senior Notes	4.279%	3/15/32	4,035,000	3,659,664
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	1,470,000	1,465,649 (a)
OAK-Eagle Acquireco Inc., Senior Secured Notes	7.250%	7/1/33	1,280,000	1,319,515 (a)
Total Entertainment				7,128,178
Media — 6.6%
AMC Networks Inc., Senior Secured Notes	10.500%	7/15/32	550,000	567,346 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	1,600,000	1,493,272 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	5,000,000	4,480,750 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	3,000,000	2,636,303
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.000%	2/1/33	770,000	759,623 (a)
Clear Channel Outdoor Holdings Inc., Senior Secured Notes	7.125%	2/15/31	1,080,000	1,123,515 (a)
DirecTV Financing LLC, Senior Secured Notes	8.875%	2/1/30	1,970,000	2,008,852 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	10.000%	2/15/31	990,000	1,030,828 (a)
DISH DBS Corp., Senior Notes	7.750%	7/1/26	2,327,000	2,320,101
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	1,340,000	1,328,282 (a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,200,000	1,179,900 (a)
DISH Network Corp., Senior Secured Notes	11.750%	11/15/27	1,650,000	1,704,442 (a)
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	6,273,000	6,814,877
EchoStar Corp., Senior Secured Notes (6.750% Cash or 6.750% PIK)	6.750%	11/30/30	517,020	525,224 (b)
Getty Images Inc., Senior Secured Notes	11.250%	2/21/30	150,000	134,111 (a)
Getty Images Inc., Senior Secured Notes	10.500%	11/15/30	810,000	718,731 (a)
Mcclatchy Media Co. LLC, Senior Secured Notes (11.000% Cash or 12.500% PIK)	11.000%	12/1/31	3,523,515	4,025,616 (a)(b)
Nexstar Media Inc., Senior Secured Notes	6.500%	9/15/33	1,590,000	1,603,262 (a)
Univision Communications Inc., Senior Secured Notes	8.875%	4/15/33	610,000	613,779 (a)
Versant Media Group Inc., Senior Secured Notes	7.250%	1/30/31	1,280,000	1,329,606 (a)
Virgin Media Finance PLC, Senior Notes	5.000%	7/15/30	400,000	337,514 (a)
VZ Secured Financing BV, Senior Secured Notes	7.500%	1/15/33	700,000	679,040 (a)
Total Media				37,414,974
Wireless Telecommunication Services — 1.2%
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	3,540,000	2,537,160 (a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	3,320,000	2,069,796 (a)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	640,000	229,436 (a)
See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2026
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
Vmed O2 UK Financing I PLC, Senior Secured Notes	6.750%	1/15/33	2,240,000	$2,049,763 (a)
Total Wireless Telecommunication Services				6,886,155

Total Communication Services				63,425,459
Consumer Discretionary — 14.5%
Automobile Components — 3.2%
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	3,000,000	2,916,874
American Axle & Manufacturing Inc., Senior Secured Notes	6.375%	10/15/32	2,080,000	2,077,250 (a)
Clarios Global LP/Clarios US Finance Co., Senior Secured Notes	6.750%	2/15/30	3,280,000	3,390,241 (a)
Cyprium Corp./Cyprium Holdings Luxembourg Sarl, Senior Notes	6.125%	4/15/31	1,990,000	2,008,714 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	2,600,000	2,697,482 (a)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	200,000	200,652 (c)
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	3,400,000	3,379,168 (a)
ZF North America Capital Inc., Senior Notes	7.500%	3/24/31	1,250,000	1,252,466 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	480,000	470,011 (a)
Total Automobile Components				18,392,858
Automobiles — 1.8%
Ford Motor Co., Senior Notes	6.100%	8/19/32	1,000,000	1,019,969
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	1,970,000	1,841,594 (a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	7,720,000	7,198,900 (a)
Total Automobiles				10,060,463
Hotels, Restaurants & Leisure — 5.7%
Brightstar Lottery PLC/Brightstar Global Solutions Corp., Senior Secured Notes	5.750%	1/15/33	1,150,000	1,128,316 (a)
Carnival Corp., Senior Notes	5.125%	5/1/29	5,090,000	5,077,392 (a)
Carnival Corp., Senior Notes	5.875%	6/15/31	250,000	253,693 (a)
Carnival Corp., Senior Notes	6.125%	2/15/33	140,000	142,129 (a)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., Senior Secured Notes	4.625%	1/15/29	1,500,000	1,461,231 (a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	2,770,000	2,632,911 (a)
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	150,000	152,213
Las Vegas Sands Corp., Senior Notes	6.000%	6/14/30	1,040,000	1,072,502
Life Time Inc., Senior Secured Notes	6.000%	11/15/31	1,310,000	1,330,538 (a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	1,000,000	977,567 (a)
Melco Resorts Finance Ltd., Senior Notes	6.500%	9/24/33	1,980,000	1,960,486 (a)
MGM Resorts International, Senior Notes	5.500%	4/15/27	1,140,000	1,142,222
NCL Corp. Ltd., Senior Notes	5.875%	1/15/31	2,760,000	2,687,895 (a)
NCL Corp. Ltd., Senior Notes	6.750%	2/1/32	410,000	408,335 (a)
Rivers Enterprise Borrower LLC, Senior Secured Notes	6.250%	10/15/30	1,890,000	1,923,542 (a)
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC, Senior Notes	8.625%	1/15/32	790,000	803,601 (a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	4,500,000	4,514,398 (a)
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	2,000,000	2,108,254 (a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	250,000	249,807 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	5.125%	10/1/29	2,300,000	2,286,003 (a)
Total Hotels, Restaurants & Leisure				32,313,035
See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2026 Quarterly Report

 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Household Durables — 1.0%
Dream Finders Homes Inc., Senior Notes	8.250%	8/15/28	2,000,000	$2,051,446 (a)
Dream Finders Homes Inc., Senior Notes	6.875%	9/15/30	1,300,000	1,275,937 (a)
Newell Brands Inc., Senior Notes	8.500%	6/1/28	670,000	700,545 (a)
TopBuild Corp., Senior Notes	4.125%	2/15/32	1,400,000	1,400,947 (a)
Total Household Durables				5,428,875
Specialty Retail — 2.8%
Academy Ltd., Senior Secured Notes	6.000%	11/15/27	440,000	440,319 (a)
Gee Automotive Holdings LLC, Senior Notes	7.250%	3/1/31	1,700,000	1,729,971 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.375%	1/15/29	2,500,000	2,385,900 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	1,440,000	1,463,198 (a)
Michaels Cos. Inc., Secured Notes	11.000%	3/15/34	3,670,000	3,545,913 (a)
Petco Health & Wellness Co. Inc., Senior Secured Notes	8.250%	2/1/31	3,230,000	3,263,919 (a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	4/1/32	780,000	804,455
Upbound Group Inc., Senior Notes	6.375%	2/15/29	2,590,000	2,561,494 (a)
Total Specialty Retail				16,195,169

Total Consumer Discretionary				82,390,400
Consumer Staples — 1.0%
Food Products — 1.0%
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed Ingredients Inc., Secured Notes	4.625%	3/1/29	1,360,000	1,313,078 (a)
TKC Holdings Inc., Senior Secured Notes	8.500%	8/15/30	4,030,000	4,127,739 (a)

Total Consumer Staples				5,440,817
Energy — 9.0%
Energy Equipment & Services — 0.5%
Nabors Industries Inc., Senior Notes	8.875%	8/15/31	1,830,000	1,933,197 (a)
WBI Operating LLC, Senior Notes	6.250%	10/15/30	1,000,000	1,014,455 (a)
Total Energy Equipment & Services				2,947,652
Oil, Gas & Consumable Fuels — 8.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Senior Notes	5.750%	10/15/33	1,270,000	1,268,219 (a)
Australian Metcoal Financing Pty Ltd., Senior Secured Notes	6.250%	10/22/31	1,000,000	1,013,949 (a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.000%	7/15/29	2,980,000	3,091,705 (a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	761,000	796,513 (a)
Chord Energy Corp., Senior Notes	6.000%	10/1/30	970,000	989,113 (a)
Chord Energy Corp., Senior Notes	6.750%	3/15/33	1,970,000	2,050,932 (a)
Crescent Energy Finance LLC, Senior Notes	7.625%	4/1/32	3,000,000	3,090,651 (a)
Granite Ridge Resources Inc., Senior Notes	8.875%	11/5/29	3,110,000	3,047,575 (a)
Hess Midstream Operations LP, Senior Notes	5.875%	3/1/28	1,140,000	1,151,824 (a)
Hess Midstream Operations LP, Senior Notes	4.250%	2/15/30	160,000	155,260 (a)
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	6.000%	4/15/30	1,350,000	1,345,416 (a)
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	9.414%	9/30/29	2,648,649	2,754,734 (a)(d)(e)(f)
Northern Oil & Gas Inc., Senior Notes	8.750%	6/15/31	1,500,000	1,567,065 (a)
Permian Resources Operating LLC, Senior Notes	5.875%	7/1/29	3,500,000	3,504,378 (a)
Permian Resources Operating LLC, Senior Notes	9.875%	7/15/31	646,000	683,764 (a)
Rockies Express Pipeline LLC, Senior Notes	6.750%	3/15/33	410,000	427,692 (a)
See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2026
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Summit Midstream Holdings LLC, Senior Secured Notes	8.625%	10/31/29	520,000	$543,961 (a)
Sunoco LP, Junior Subordinated Notes (7.875% to 9/18/30 then 5 year Treasury Constant Maturity Rate + 4.230%)	7.875%	9/18/30	2,563,000	2,655,642 (a)(f)(g)
Sunoco LP, Senior Notes	5.625%	3/15/31	1,260,000	1,265,174 (a)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Senior Notes	7.375%	2/15/29	570,000	587,523 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	1,690,000	1,507,012 (a)
Venture Global LNG Inc., Senior Secured Notes	9.500%	2/1/29	1,880,000	2,052,588 (a)
Venture Global LNG Inc., Senior Secured Notes	7.000%	1/15/30	1,160,000	1,193,736 (a)
Venture Global LNG Inc., Senior Secured Notes	8.375%	6/1/31	5,500,000	5,737,072 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.125%	12/15/30	810,000	835,712 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.500%	5/1/33	2,820,000	3,128,502 (a)
Vermilion Energy Inc., Senior Notes	6.875%	5/1/30	2,000,000	2,021,033 (a)
Total Oil, Gas & Consumable Fuels				48,466,745

Total Energy				51,414,397
Financials — 8.5%
Banks — 1.8%
Banco Santander SA, Junior Subordinated Notes (9.625% to 11/21/33 then 5 year Treasury Constant Maturity Rate + 5.298%)	9.625%	5/21/33	1,200,000	1,428,667 (f)(g)
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. Term SOFR + 3.193%)	5.875%	3/15/28	690,000	692,786 (f)(g)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	2,520,000	2,650,624 (a)(f)(g)
BNP Paribas SA, Junior Subordinated Notes (8.000% to 8/22/31 then 5 year Treasury Constant Maturity Rate + 3.727%)	8.000%	8/22/31	480,000	514,812 (a)(f)(g)
Citigroup Inc., Junior Subordinated Notes (7.200% to 5/15/29 then 5 year Treasury Constant Maturity Rate + 2.905%)	7.200%	5/15/29	1,300,000	1,327,040 (f)(g)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	1,480,000	1,583,576 (f)(g)
Toronto-Dominion Bank, Junior Subordinated Notes (8.125% to 10/31/27 then 5 year Treasury Constant Maturity Rate + 4.075%)	8.125%	10/31/82	2,300,000	2,393,875 (f)
Total Banks				10,591,380
Capital Markets — 0.5%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	790,000	736,811 (f)(g)
Coinbase Global Inc., Senior Notes	3.375%	10/1/28	1,100,000	1,055,387 (a)
Credit Suisse AG AT1 Claim	—	—	1,010,000	0 *(d)(e)(h)
StoneX Group Inc., Secured Notes	7.875%	3/1/31	910,000	958,765 (a)
Total Capital Markets				2,750,963
Consumer Finance — 0.6%
FirstCash Inc., Senior Notes	5.625%	1/1/30	2,380,000	2,370,006 (a)
Midcap Financial Issuer Trust, Senior Notes	6.500%	5/1/28	920,000	913,304 (a)
Total Consumer Finance				3,283,310
Financial Services — 2.6%
Block Inc., Senior Notes	5.625%	8/15/30	1,200,000	1,201,889 (a)
Burford Capital Global Finance LLC, Senior Notes	6.875%	4/15/30	870,000	808,060 (a)
Capstone Borrower Inc., Senior Secured Notes	8.000%	6/15/30	520,000	502,020 (a)
See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2026 Quarterly Report

 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financial Services — continued
Jane Street Group/JSG Finance Inc., Senior Secured Notes	4.500%	11/15/29	660,000	$641,388 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	1,690,000	1,753,174 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	210,000	211,224 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.750%	5/1/33	60,000	61,671 (a)
NCR Atleos Corp., Senior Secured Notes	9.500%	4/1/29	1,350,000	1,436,956 (a)
Rocket Cos. Inc., Senior Notes	6.125%	8/1/30	1,300,000	1,319,955 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	9.500%	6/1/28	3,700,000	3,743,537 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	6.375%	2/1/30	3,360,000	3,149,629 (a)
Total Financial Services				14,829,503
Insurance — 1.1%
Acrisure LLC/Acrisure Finance Inc., Senior Secured Notes	6.750%	7/1/32	470,000	463,371 (a)
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Senior Notes	7.875%	11/1/29	2,440,000	2,364,092 (a)
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	2,710,000	2,832,489 (a)
Ryan Specialty LLC, Senior Secured Notes	5.875%	8/1/32	750,000	750,290 (a)
Total Insurance				6,410,242
Mortgage Real Estate Investment Trusts (REITs) — 1.9%
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	270,000	270,099 (a)
Arbor Realty SR Inc., Senior Notes	8.500%	12/15/28	1,710,000	1,694,940 (a)
Arbor Realty SR Inc., Senior Notes	7.875%	7/15/30	1,160,000	1,096,414 (a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.750%	6/15/29	2,710,000	2,655,029 (a)
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	2,890,000	2,998,398 (a)
Starwood Property Trust Inc., Senior Notes	6.000%	4/15/30	1,970,000	1,994,294 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				10,709,174

Total Financials				48,574,572
Health Care — 6.5%
Health Care Equipment & Supplies — 0.4%
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	2,330,000	2,385,619 (a)
Health Care Providers & Services — 3.6%
Akumin Inc., Senior Secured Notes	9.750%	8/31/31	1,310,000	1,247,775 (a)
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	1,220,000	1,201,007 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	4.750%	2/15/31	4,480,000	4,194,603 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	3,862,000	4,152,573 (a)
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	1,000,000	1,061,446 (a)
LifePoint Health Inc., Senior Secured Notes	7.000%	5/1/34	990,000	966,400 (a)
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	2,400,000	2,497,660 (a)
TEAM Services Holding Inc., Senior Secured Notes	9.000%	2/15/33	1,210,000	1,211,283 (a)
Tenet Healthcare Corp., Senior Secured Notes	5.500%	11/15/32	3,490,000	3,482,879 (a)
U.S. Renal Care Inc., Senior Secured Notes	10.625%	6/28/28	693,000	578,655 (a)
Total Health Care Providers & Services				20,594,281
Life Sciences Tools & Services — 0.4%
Avantor Funding Inc., Senior Notes	3.875%	11/1/29	2,100,000	1,997,457 (a)
See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2026
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Pharmaceuticals — 2.1%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	2,580,000	$2,666,283 (a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	2,430,000	1,790,606 (a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	2,779,000	2,777,963
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.750%	3/1/28	250,000	256,582
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.875%	9/15/29	2,540,000	2,741,247
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	1,000,000	1,129,189
Teva Pharmaceutical Finance Netherlands IV BV, Senior Notes	5.750%	12/1/30	830,000	852,401
Total Pharmaceuticals				12,214,271

Total Health Care				37,191,628
Industrials — 12.2%
Aerospace & Defense — 2.4%
AAR Escrow Issuer LLC, Senior Notes	6.750%	3/15/29	1,940,000	1,999,913 (a)
Axon Enterprise Inc., Senior Notes	6.125%	3/15/30	490,000	502,258 (a)
Axon Enterprise Inc., Senior Notes	6.250%	3/15/33	250,000	256,693 (a)
Bombardier Inc., Senior Notes	7.500%	2/1/29	370,000	384,620 (a)
Bombardier Inc., Senior Notes	8.750%	11/15/30	4,000,000	4,251,860 (a)
Bombardier Inc., Senior Notes	7.250%	7/1/31	2,200,000	2,317,566 (a)
TransDigm Inc., Senior Notes	4.625%	1/15/29	600,000	592,532
TransDigm Inc., Senior Secured Notes	6.750%	8/15/28	1,210,000	1,227,857 (a)
TransDigm Inc., Senior Secured Notes	6.375%	3/1/29	130,000	132,757 (a)
TransDigm Inc., Senior Secured Notes	6.875%	12/15/30	1,250,000	1,289,294 (a)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	700,000	726,264 (a)
Total Aerospace & Defense				13,681,614
Building Products — 0.3%
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	1,790,000	1,819,370 (a)
Commercial Services & Supplies — 3.8%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes	4.625%	6/1/28	1,470,000	1,449,188 (a)
CoreCivic Inc., Senior Notes	8.250%	4/15/29	4,230,000	4,409,149
GEO Group Inc., Senior Notes	10.250%	4/15/31	3,890,000	4,176,979
GFL Environmental Inc., Senior Notes	6.750%	1/15/31	2,300,000	2,387,478 (a)
Madison IAQ LLC, Senior Secured Notes	4.125%	6/30/28	300,000	296,052 (a)
Neptune Bidco US Inc., Senior Secured Notes	10.375%	5/15/31	2,680,000	2,767,666 (a)
Neptune Bidco US Inc., Senior Secured Notes	9.500%	2/15/33	1,140,000	1,142,330 (a)
RB Global Holdings Inc., Senior Secured Notes	6.750%	3/15/28	1,330,000	1,349,695 (a)
RR Donnelley & Sons Co., Secured Notes	10.875%	8/1/29	2,220,000	2,283,623 (a)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	1,090,000	1,125,981 (a)
Wrangler Holdco Corp., Senior Notes	6.625%	4/1/32	310,000	320,046 (a)
Total Commercial Services & Supplies				21,708,187
Construction & Engineering — 0.9%
Empire Communities Corp., Senior Notes	9.750%	5/1/29	2,520,000	2,571,647 (a)
Tutor Perini Corp., Senior Notes	11.875%	4/30/29	2,210,000	2,411,234 (a)
Total Construction & Engineering				4,982,881
Electrical Equipment — 0.5%
Gates Corp., Senior Notes	6.875%	7/1/29	680,000	700,392 (a)
See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2026 Quarterly Report

 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electrical Equipment — continued
WESCO Distribution Inc., Senior Notes	5.250%	4/15/31	2,000,000	$2,003,754 (a)
Total Electrical Equipment				2,704,146
Ground Transportation — 0.4%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	2,610,000	2,537,966 (a)
Machinery — 1.4%
Columbus McKinnon Corp., Senior Secured Notes	7.125%	2/1/33	580,000	583,625 (a)
Esab Corp., Senior Notes	6.250%	4/15/29	2,210,000	2,241,952 (a)
Park-Ohio Industries Inc., Senior Secured Notes	8.500%	8/1/30	1,760,000	1,833,288 (a)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	1,300,000	1,300,002
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	1,900,000	1,878,404 (a)
Total Machinery				7,837,271
Passenger Airlines — 1.6%
Air Canada, Senior Secured Notes	3.875%	8/15/26	1,170,000	1,167,636 (a)
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	950,000	963,261 (a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	1,290,000	1,291,818 (a)
United Airlines Holdings Inc., Senior Notes	5.375%	3/1/31	1,490,000	1,470,427
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	4,500,000	4,444,808 (a)
Total Passenger Airlines				9,337,950
Trading Companies & Distributors — 0.9%
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	900,000	936,880 (a)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	900,000	943,046 (a)
Herc Holdings Inc., Senior Notes	6.000%	3/15/34	640,000	635,267 (a)
United Rentals North America Inc., Senior Secured Notes	6.000%	12/15/29	2,500,000	2,544,368 (a)
Total Trading Companies & Distributors				5,059,561

Total Industrials				69,668,946
Information Technology — 5.1%
Communications Equipment — 0.2%
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	1,290,000	1,362,159 (a)
Electronic Equipment, Instruments & Components — 0.7%
EquipmentShare.com Inc., Secured Notes	9.000%	5/15/28	610,000	633,177 (a)
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	3,150,000	3,344,717 (a)
Total Electronic Equipment, Instruments & Components				3,977,894
IT Services — 1.7%
APLD ComputeCo LLC, Senior Secured Notes	9.250%	12/15/30	2,770,000	2,978,885 (a)
Core Scientific Finance I LLC, Senior Secured Notes	7.750%	5/15/31	3,480,000	3,473,142 (a)(i)
CoreWeave Inc., Senior Notes	9.250%	6/1/30	2,840,000	2,877,810 (a)
CoreWeave Inc., Senior Notes	9.000%	2/1/31	220,000	218,880 (a)
Total IT Services				9,548,717
Semiconductors & Semiconductor Equipment — 0.2%
Qnity Electronics Inc., Senior Secured Notes	5.750%	8/15/32	1,210,000	1,223,154 (a)
Software — 1.9%
Citrix Systems Inc., Senior Secured Notes	4.500%	12/1/27	1,790,000	1,710,112
Cloud Software Group Inc., Secured Notes	9.000%	9/30/29	1,990,000	1,955,603 (a)
Cloud Software Group Inc., Senior Secured Notes	6.500%	3/31/29	1,700,000	1,656,584 (a)
Cloud Software Group Inc., Senior Secured Notes	8.250%	6/30/32	1,370,000	1,302,518 (a)
See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2026
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Software — continued
Cloud Software Group Inc., Senior Secured Notes	6.625%	8/15/33	880,000	$788,936 (a)
Gen Digital Inc., Senior Notes	6.750%	9/30/27	1,130,000	1,135,451 (a)
Gen Digital Inc., Senior Notes	7.125%	9/30/30	210,000	213,138 (a)
Sabre Financial Borrower LLC, Senior Secured Notes	11.125%	6/15/29	2,000,000	2,054,756 (a)
Total Software				10,817,098
Technology Hardware, Storage & Peripherals — 0.4%
Black Pearl Compute LLC, Senior Secured Notes	6.125%	2/15/31	860,000	873,620 (a)
Diebold Nixdorf Inc., Senior Secured Notes	7.750%	3/31/30	780,000	821,313 (a)
Seagate Data Storage Technology Pte Ltd., Senior Notes	5.875%	7/15/30	630,000	644,129 (a)
Total Technology Hardware, Storage & Peripherals				2,339,062

Total Information Technology				29,268,084
Materials — 3.7%
Chemicals — 0.7%
ARC Falcon I Inc./Arclin USA LLC/New Arclin US Holding Corp., Senior Secured Notes	9.750%	3/1/33	2,870,000	2,816,245 (a)
Celanese US Holdings LLC, Senior Notes	6.500%	4/15/30	1,200,000	1,228,289
Celanese US Holdings LLC, Senior Notes	7.000%	2/15/31	310,000	322,767
Total Chemicals				4,367,301
Construction Materials — 0.1%
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	6.000%	11/1/28	390,000	389,956 (a)
Metals & Mining — 2.9%
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	2,500,000	2,545,890 (a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	7,310,000	7,631,296 (a)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	3,400,000	3,576,766 (a)
Hudbay Minerals Inc., Senior Notes	6.125%	4/1/29	2,660,000	2,672,268 (a)
Total Metals & Mining				16,426,220

Total Materials				21,183,477
Real Estate — 3.5%
Diversified REITs — 1.2%
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	950,000	926,845
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	3.692%	6/5/28	290,000 GBP	343,460
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	3,366,000	2,787,750
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC, Senior Notes	6.500%	2/15/29	2,700,000	2,654,791 (a)
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC, Senior Notes	8.625%	6/15/32	400,000	418,942 (a)
Total Diversified REITs				7,131,788
Health Care REITs — 0.3%
Diversified Healthcare Trust, Senior Notes	4.750%	2/15/28	430,000	418,503
Diversified Healthcare Trust, Senior Secured Notes	7.250%	10/15/30	1,030,000	1,052,250 (a)
Total Health Care REITs				1,470,753
Real Estate Management & Development — 0.5%
Five Point Operating Co. LP, Senior Notes	8.000%	10/1/30	2,560,000	2,626,744 (a)
Specialized REITs — 1.5%
Meridian Arc Holdco LLC, Senior Secured Notes	6.250%	4/30/31	2,620,000	2,620,622 (a)
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	1,950,000	1,976,333 (a)
See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2026 Quarterly Report

 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Specialized REITs — continued
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	570,000	$572,945 (a)
SV RNO Property Owner 1 LLC, Senior Secured Notes	5.875%	3/1/31	3,630,000	3,563,929 (a)
Total Specialized REITs				8,733,829

Total Real Estate				19,963,114
Utilities — 1.5%
Electric Utilities — 1.5%
NRG Energy Inc., Senior Notes	5.750%	1/15/34	2,740,000	2,721,347 (a)
NRG Energy Inc., Senior Notes	5.875%	5/15/34	1,450,000	1,445,443 (a)
Talen Energy Supply LLC, Senior Notes	6.375%	5/1/33	1,190,000	1,192,126 (a)(i)
Vistra Operations Co. LLC, Senior Notes	6.875%	4/15/32	3,200,000	3,342,010 (a)

Total Utilities				8,700,926
Total Corporate Bonds & Notes (Cost — $433,593,262)				437,221,820
Senior Loans — 10.1%
Communication Services — 1.1%
Diversified Telecommunication Services — 0.3%
QualityTech LP, Term Loan (1 mo. Term SOFR + 3.500%)	7.161%	11/4/31	1,524,600	1,532,223 (e)(f)(j)(k)
Entertainment — 0.3%
OAK-Eagle Acquireco Inc., Term Loan B	—	3/24/33	1,610,000	1,612,415 (l)
Media — 0.5%
CB Poly US Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 5.500%)	9.200%	5/18/29	1,563,300	1,438,236 (f)(j)(k)
Diamond Sports Net LLC, First Lien Exit Term Loan	12.000%	1/3/28	2,082,637	446,278 (j)(k)
Learfield Communications LLC, 2024 Term Loan B (1 mo. Term SOFR + 4.500%)	8.152%	6/30/28	1,251,360	1,256,522 (f)(j)(k)
Total Media				3,141,036

Total Communication Services				6,285,674
Consumer Discretionary — 2.0%
Automobile Components — 0.3%
ABC Technologies Inc., Term Loan B	11.918-11.950%	1/2/40	1,789,823	1,722,865 (d)(e)(f)(j)(k)
First Brands Group LLC, 2021 First Lien Term Loan (1 mo. Term SOFR + 7.114%)	10.779%	3/30/27	630,725	1,470 (b)(f)(j)(k)
First Brands Group LLC, DIP Roll Up Term Loan (1 mo. Term SOFR + 7.000%)	10.657%	6/29/26	807,015	3,176 (b)(f)(j)(k)
First Brands Group LLC, USD DIP Term Loan (1 mo. Term SOFR + 10.000%)	13.657%	6/29/26	278,629	68,874 (b)(f)(j)(k)
Total Automobile Components				1,796,385
Diversified Consumer Services — 0.2%
WW International Inc., Take-Back Term Loan (3 mo. Term SOFR + 6.800%)	10.506%	6/24/30	1,700,000	1,143,488 (f)(j)(k)(l)
Hotels, Restaurants & Leisure — 0.7%
Catawba Nation Gaming Authority, Initial Term Loan B (3 mo. Term SOFR + 4.750%)	8.413%	3/29/32	2,730,000	2,749,124 (f)(j)(k)(l)
Peninsula Pacific Entertainment LLC, Closing Date Term Loan Facility B (3 mo. Term SOFR + 4.750%)	8.450%	10/1/32	1,126,000	1,124,119 (f)(j)(k)
Total Hotels, Restaurants & Leisure				3,873,243
See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2026
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Specialty Retail — 0.8%
Harbor Freight Tools USA Inc., Initial Term Loan (1 mo. Term SOFR + 2.250%)	5.902%	6/11/31	827,893	$827,893 (f)(j)(k)
Michaels Cos. Inc., Term Loan B (3 mo. Term SOFR + 5.000%)	8.668%	3/15/33	1,300,000	1,288,762 (f)(j)(k)
Petco Health & Wellness Co. Inc., 2026 Term Loan (3 mo. Term SOFR + 4.250%)	7.950%	1/22/31	1,240,000	1,234,036 (f)(j)(k)
Spencer Spirit IH LLC, Initial Term Loan (1 mo. Term SOFR + 4.000%)	7.652%	7/15/31	1,200,159	1,203,159 (f)(j)(k)
Total Specialty Retail				4,553,850

Total Consumer Discretionary				11,366,966
Consumer Staples — 0.0%††
Household Products — 0.0%††
Knight Health Holdings LLC, Term Loan B (1 mo. Term SOFR + 5.364%)	9.017%	12/23/28	186,224	128,864 (f)(j)(k)

Financials — 1.5%
Capital Markets — 0.1%
Edelman Financial Engines Center LLC, Term Loan B	—	11/28/31	680,000	681,700 (e)(l)
Consumer Finance — 0.2%
Blackhawk Network Holdings Inc., Term Loan B2 (1 mo. Term SOFR + 3.500%)	7.152%	3/12/29	894,154	887,292 (f)(j)(k)
Financial Services — 0.7%
Jane Street Group LLC, Extended Term Loan (3 mo. Term SOFR + 2.000%)	5.673%	12/15/31	1,545,921	1,545,148 (f)(j)(k)
Nexus Buyer LLC, Amendment No. 9 Refinancing Term Loan (1 mo. Term SOFR + 3.500%)	7.152%	7/31/31	1,960,262	1,925,761 (f)(j)(k)
Nexus Buyer LLC, Amendment No. 10 Term Loan (1 mo. Term SOFR + 4.000%)	7.652%	7/31/31	328,350	323,097 (f)(j)(k)
Total Financial Services				3,794,006
Insurance — 0.5%
Asurion LLC, New Term Loan B14 (1 mo. Term SOFR + 3.750%)	7.413%	3/11/33	2,260,639	2,227,916 (f)(j)(k)
Sedgwick Claims Management Services Inc., 2024 Term Loan (1 mo. Term SOFR + 2.500%)	6.152%	7/31/31	728,166	723,866 (f)(j)(k)
Total Insurance				2,951,782

Total Financials				8,314,780
Health Care — 1.0%
Health Care Providers & Services — 0.6%
Aveanna Healthcare LLC, 2025 Term Loan (1 mo. Term SOFR + 3.750%)	7.402%	9/17/32	736,300	739,245 (f)(j)(k)
EyeCare Partners LLC, Term Loan B (3 mo. Term SOFR + 4.710%)	8.340%	11/30/28	1,158,847	522,449 (f)(j)(k)
LifePoint Health Inc., Term Loan B (3 mo. Term SOFR + 3.750%)	7.423%	5/16/31	691,076	689,134 (f)(j)(k)
TEAM Services Holding Inc., Initial Term Loan (3 mo. Term SOFR + 5.250%)	8.950%	3/31/33	1,330,000	1,291,483 (f)(j)(k)
Total Health Care Providers & Services				3,242,311
Health Care Technology — 0.1%
AthenaHealth Group Inc., Initial Term Loan (1 mo. Term SOFR + 2.750%)	6.402%	2/15/29	847,859	845,892 (f)(j)(k)
Pharmaceuticals — 0.3%
Gainwell Acquisition Corp., Term Loan B (3 mo. Term SOFR + 4.100%)	7.800%	10/1/27	1,440,325	1,418,425 (f)(j)(k)

Total Health Care				5,506,628
See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2026 Quarterly Report

 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Industrials — 1.7%
Building Products — 0.2%
HP PHRG Borrower LLC, Closing Date Term Loan (3 mo. Term SOFR + 4.000%)	7.700%	2/20/32	992,500	$989,404 (f)(j)(k)
Commercial Services & Supplies — 0.9%
DS Parent Inc., Term Loan B (3 mo. Term SOFR + 5.500%)	9.200%	1/31/31	1,884,954	1,669,871 (f)(j)(k)
LRS Holdings LLC, Term Loan B (1 mo. Term SOFR + 4.364%)	8.017%	8/31/28	1,122,774	1,112,950 (f)(j)(k)
Pye Barker Fire & Safety LLC, Closing Date Term Loan (2 mo. Term SOFR + 2.500%)	6.163%	12/16/32	652,500	655,916 (f)(j)(k)
Pye Barker Fire & Safety LLC, Initial Delayed Draw Term Loan (2 mo. Term SOFR + 2.500%)	6.163%	12/16/32	97,500	98,010 (f)(j)(k)(m)
Thermostat Purchaser III Inc., Initial Term Loan B1 (3 mo. Term SOFR + 4.250%)	7.950%	8/31/28	1,877,052	1,845,377 (f)(j)(k)
Total Commercial Services & Supplies				5,382,124
Electrical Equipment — 0.1%
Osmose Utilities Services Inc., First Lien Initial Term Loan	—	6/23/28	957,494	955,698 (l)
Passenger Airlines — 0.2%
Spirit Airlines LLC, Contingent DIP Facility	—	7/14/26	1,522,147	684,966 *(e)(n)
Spirit Airlines LLC, Contingent DIP Facility Initial Term Loan	—	7/14/26	579,917	11,598 *(e)(n)
Spirit Airlines LLC, New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.668%	7/14/26	247,527	241,339 (f)(j)(k)
Spirit Airlines LLC, Second New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.668%	7/14/26	61,388	59,854 (f)(j)(k)
Spirit Airlines LLC, Third DIP New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.668%	7/14/26	121,244	118,213 (f)(j)(k)
Total Passenger Airlines				1,115,970
Professional Services — 0.3%
Dayforce Bidco LLC, Initial Term Loan (3 mo. Term SOFR + 3.000%)	6.663%	2/4/33	1,630,000	1,541,776 (f)(j)(k)

Total Industrials				9,984,972
Information Technology — 2.3%
Semiconductors & Semiconductor Equipment — 1.4%
VCI Asset Holdings 1 LLC, Term Loan	10.000%	11/20/30	3,050,000	3,266,840 (j)(k)
VCI Asset Holdings 2 LLC, Initial Term Loan	7.375%	2/6/31	3,030,000	3,136,050 (j)(k)
VCI Asset Holdings 3 LLC, Term Loan	6.875%	4/24/30	1,300,000	1,321,024 (d)(e)(f)(j)(k)
Total Semiconductors & Semiconductor Equipment				7,723,914
Software — 0.9%
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	7.502%	10/8/28	688,203	621,967 (f)(j)(k)
DCert Buyer Inc., Second Lien Initial Term Loan (1 mo. Term SOFR + 7.000%)	10.652%	2/19/29	1,450,000	1,138,250 (f)(j)(k)
Magenta Security Holdings LLC, First Out Term Loan (3 mo. Term SOFR + 7.010%)	10.673%	7/27/28	52,657	37,755 (f)(j)(k)
Starlight Parent LLC, Term Loan (3 mo. Term SOFR + 4.000%)	7.674%	4/16/32	2,666,600	2,273,277 (e)(f)(j)(k)
UKG Inc., Term Loan B (3 mo. Term SOFR + 2.500%)	6.163%	2/10/31	1,286,767	1,243,827 (f)(j)(k)(l)
Total Software				5,315,076
Technology Hardware, Storage & Peripherals — 0.0%††
Vericast Corp., 2024 Extended Term Loan (6 mo. Term SOFR + 7.750%)	11.500%	6/14/30	58,251	57,214 (f)(j)(k)

Total Information Technology				13,096,204
See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2026
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Materials — 0.4%
Chemicals — 0.2%
Hexion Holdings Corp., 2024 Refinancing Term Loan (1 mo. Term SOFR + 4.000%)	7.652%	3/15/29	1,282,777	$1,246,858 (f)(j)(k)
Containers & Packaging — 0.1%
Clydesdale Acquisition Holdings Inc., 2025 Incremental Closing Date Term Loan B (1 mo. Term SOFR + 3.250%)	6.902%	4/1/32	757,115	704,481 (f)(j)(k)
Metals & Mining — 0.1%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan (3 mo. CORRA + 2.000%)	4.314%	6/30/26	913,201	232,146 (d)(e)(f)(j)(k)

Total Materials				2,183,485
Utilities — 0.1%
Electric Utilities — 0.1%
Talen Energy Supply LLC, 2025 Incremental Term Loan B (1 mo. Term SOFR + 2.000%)	5.652%	11/25/32	817,950	820,187 (f)(j)(k)

Total Senior Loans (Cost — $63,995,189)				57,687,760
Asset-Backed Securities — 5.8%
720 East CLO Ltd., 2025-7A E (3 mo. Term SOFR + 4.750%)	8.425%	4/20/37	1,240,000	1,221,336 (a)(f)
Abry Liquid Credit CLO Ltd., 2025-2A D (3 mo. Term SOFR + 3.150%)	6.835%	1/15/39	880,000	889,820 (a)(f)
AGL CLO Ltd., 2021-16A DR (3 mo. Term SOFR + 2.400%)	6.075%	1/20/35	240,000	232,168 (a)(f)
Ameriquest Mortgage Securities Inc., Asset-Backed Pass-Through Certificates, 2002-C M1 (1 mo. Term SOFR + 3.489%)	7.144%	11/25/32	625,447	669,765 (f)
AMMC CLO Ltd., 2024-30A D1R (3 mo. Term SOFR + 2.650%)	6.243%	4/15/39	750,000	744,946 (a)(f)
Apex Credit CLO LLC, 2021-2A CR (3 mo. Term SOFR + 3.750%)	7.425%	10/20/34	460,000	444,965 (a)(f)
Apex Credit CLO Ltd., 2019-2A D1NR (3 mo. Term SOFR + 3.500%)	7.167%	1/25/38	1,100,000	1,075,661 (a)(f)
Apidos CLO Ltd., XXXA CR (3 mo. Term SOFR + 3.000%)	6.675%	10/18/31	750,000	752,549 (a)(f)
Bain Capital Credit CLO Ltd., 2021-4A D (3 mo. Term SOFR + 3.362%)	7.037%	10/20/34	400,000	377,818 (a)(f)
Balboa Bay Loan Funding Ltd., 2023-2A ER (3 mo. Term SOFR + 5.000%)	8.675%	10/20/36	720,000	717,363 (a)(f)
Bear Mountain Park CLO Ltd., 2022-1A ER (3 mo. Term SOFR + 5.950%)	9.623%	7/15/37	980,000	888,930 (a)(f)
Black Diamond CLO Ltd., 2021-1A CR (3 mo. Term SOFR + 3.900%)	7.564%	11/22/34	990,000	988,275 (a)(f)
Capital Four US CLO Ltd., 2021-1A DR (3 mo. Term SOFR + 3.250%)	6.925%	1/18/35	1,050,000	1,034,419 (a)(f)
Capital Four US CLO Ltd., 2025-4A D1 (3 mo. Term SOFR + 3.250%)	6.925%	10/18/38	870,000	879,789 (a)(f)
CarVal CLO Ltd., 2024-3A D1 (3 mo. Term SOFR + 3.000%)	6.675%	10/20/37	930,000	926,365 (a)(f)
CBAM Ltd., 2017-3A DR (3 mo. Term SOFR + 3.762%)	7.442%	7/17/34	440,000	438,425 (a)(f)
CIFC Funding Ltd., 2021-1A D1R (3 mo. Term SOFR + 3.150%)	6.817%	7/25/37	500,000	501,023 (a)(f)
Clover CLO LLC, 2021-3A DR (3 mo. Term SOFR + 2.550%)	6.217%	1/25/35	610,000	601,591 (a)(f)
Dryden CLO Ltd., 2022-113A D1R3 (3 mo. Term SOFR + 3.000%)	6.673%	10/15/37	870,000	872,113 (a)(f)
Galaxy CLO Ltd., 2016-22A DR4 (3 mo. Term SOFR + 2.500%)	6.180%	4/16/34	1,020,000	1,005,498 (a)(f)
Greywolf CLO Ltd., 2019-1A CR2 (3 mo. Term SOFR + 3.500%)	7.180%	4/17/34	500,000	495,179 (a)(f)
GSAA Home Equity Trust, 2006-5 2A3 (1 mo. Term SOFR + 0.654%)	4.309%	3/25/36	1,465,567	661,069 (f)
Jamestown CLO Ltd., 2016-9A CR3 (3 mo. Term SOFR + 3.250%)	6.917%	7/25/34	710,000	705,498 (a)(f)
Jamestown CLO Ltd., 2021-17A DR (3 mo. Term SOFR + 3.500%)	7.167%	1/25/35	1,100,000	1,090,142 (a)(f)
Katayma CLO Ltd., 2024-2A D (3 mo. Term SOFR + 4.500%)	8.175%	4/20/37	1,110,000	1,115,306 (a)(f)
Madison Park Funding Ltd., 2016-24A DR2 (3 mo. Term SOFR + 2.950%)	6.625%	10/20/29	590,000	591,868 (a)(f)
Magnetite Ltd., 2019-22A DRR (3 mo. Term SOFR + 2.900%)	6.573%	7/15/36	520,000	520,758 (a)(f)
See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2026 Quarterly Report

 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Marble Point CLO Ltd., 2021-4A D1R (3 mo. Term SOFR + 3.300%)	6.964%	1/22/35	1,250,000	$1,247,533 (a)(f)
Mountain View CLO Ltd., 2015-9A CR (3 mo. Term SOFR + 3.382%)	7.055%	7/15/31	440,000	442,597 (a)(f)
MVW LLC, 2021-1WA C	1.940%	1/22/41	145,988	141,691 (a)
New Mountain CLO Ltd., 5A D1R (3 mo. Term SOFR + 3.150%)	6.825%	7/20/36	710,000	709,752 (a)(f)
Ocean Trails CLO Ltd., 2020-10A DR2 (3 mo. Term SOFR + 3.750%)	7.423%	10/15/34	1,390,000	1,380,585 (a)(f)
Ocean Trails CLO Ltd., 2022-12A D1R (3 mo. Term SOFR + 3.500%)	7.175%	7/20/35	550,000	543,622 (a)(f)
OFSI BSL Ltd., 2022-11A D1RR (3 mo. Term SOFR + 3.710%)	7.385%	3/31/38	950,000	941,614 (a)(f)
OHA Credit Funding Ltd., 2022-11A D1R (3 mo. Term SOFR + 2.850%)	6.525%	7/19/37	710,000	711,734 (a)(f)
Palmer Square Loan Funding Ltd., 2024-1A DR (3 mo. Term SOFR + 3.750%)	7.423%	10/15/32	770,000	761,982 (a)(f)
Palmer Square Loan Funding Ltd., 2024-3A CR (3 mo. Term SOFR + 1.850%)	5.510%	8/8/32	750,000	727,362 (a)(f)
PPM CLO Ltd., 2025-8A D1 (3 mo. Term SOFR + 3.000%)	6.675%	4/20/38	1,000,000	1,000,498 (a)(f)
Rockford Tower CLO Ltd., 2022-2A ER2 (3 mo. Term SOFR + 6.840%)	10.515%	3/20/38	250,000	228,994 (a)(f)
RR Ltd., 2021-18A DR (3 mo. Term SOFR + 4.900%)	8.573%	7/15/40	1,040,000	1,028,498 (a)(f)
Sandstone Peak Ltd., 2024-1A D1R (3 mo. Term SOFR + 3.050%)	6.714%	4/25/37	860,000	861,690 (a)(f)(i)
Structured Asset Securities Corp. Trust, 2005-SC1 1A2	5.995%	5/25/31	815,924	570,515 (a)(f)
Voya CLO Ltd., 2018-2A D (3 mo. Term SOFR + 3.012%)	6.685%	7/15/31	940,000	943,233 (a)(f)
Voya CLO Ltd., 2020-3A D1RR (3 mo. Term SOFR + 2.700%)	6.372%	1/20/38	550,000	547,677 (a)(f)

Total Asset-Backed Securities (Cost — $34,274,945)				33,232,216
Collateralized Mortgage Obligations(o) — 4.2%
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. Term SOFR + 2.946%)	6.601%	4/15/34	2,450,000	2,426,627 (a)(f)
CEDR Commercial Mortgage Trust, 2022-SNAI D (1 mo. Term SOFR + 2.376%)	6.030%	2/15/39	1,800,000	1,760,493 (a)(f)
DGWD Trust, 2025-INFL E (1 mo. Term SOFR + 4.000%)	7.655%	8/15/35	500,000	499,922 (a)(f)
Eagle RE Ltd., 2023-1 M2 (30 Day Average SOFR + 5.200%)	8.845%	9/26/33	920,000	971,795 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	6.695%	1/25/34	790,000	842,075 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA5 M2 (30 Day Average SOFR + 1.650%)	5.295%	1/25/34	26,485	26,553 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2026-DNA2 B1 (30 Day Average SOFR + 2.100%)	5.745%	3/25/46	380,000	383,569 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-1 M	4.750%	7/25/58	636,627	625,361 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1 M	4.250%	8/25/59	874,026	853,562 (a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2024-1 M	5.000%	11/25/63	320,000	280,824 (a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2019-R05 1B1 (30 Day Average SOFR + 4.214%)	7.860%	7/25/39	794,648	799,911 (a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2020-R01 1B1 (30 Day Average SOFR + 3.364%)	7.010%	1/25/40	260,000	263,515 (a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1B1 (30 Day Average SOFR + 3.100%)	6.745%	10/25/41	520,000	525,181 (a)(f)
See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2026
 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(o) — continued
Federal National Mortgage Association (FNMA) — CAS, 2022-R01 1B1 (30 Day Average SOFR + 3.150%)	6.795%	12/25/41	100,000	$101,269 (a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2022-R05 2B2 (30 Day Average SOFR + 7.000%)	10.645%	4/25/42	930,000	979,948 (a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2024-R01 1B1 (30 Day Average SOFR + 2.700%)	6.345%	1/25/44	280,000	287,797 (a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2025-R02 1B1 (30 Day Average SOFR + 1.950%)	5.595%	2/25/45	270,000	270,647 (a)(f)
GS Mortgage Securities Trust, 2014-GC24 B	4.447%	9/10/47	859,385	832,198 (f)
LHOME Mortgage Trust, 2024-RTL4 M1	7.792%	7/25/39	1,200,000	1,211,628 (a)(f)
LHOME Mortgage Trust, 2025-RTL1 M1	7.023%	1/25/40	680,000	687,333 (a)(f)
NYC Commercial Mortgage Trust, 2025-28L F	8.401%	11/5/38	600,000	599,076 (a)(f)
NYC Commercial Mortgage Trust, 2025-28L G	9.631%	11/5/38	1,400,000	1,394,423 (a)(f)
Redwood Funding Trust, 2026-2 A	6.259%	11/27/56	1,750,000	1,749,998 (a)(i)
ROCK Trust, 2024-CNTR E	8.819%	11/13/41	1,700,000	1,783,339 (a)
SMRT, 2022-MINI F (1 mo. Term SOFR + 3.350%)	7.005%	1/15/39	2,050,000	2,011,056 (a)(f)
Verus Securitization Trust, 2023-8 B1	8.070%	12/25/68	930,000	940,947 (a)(f)
Wells Fargo Commercial Mortgage Trust, 2015-C28 D	4.271%	5/15/48	877,696	858,488 (f)

Total Collateralized Mortgage Obligations (Cost — $23,831,532)				23,967,535
			Shares
Investments in Underlying Funds — 1.5%
iShares Trust — iShares 0-5 Year High Yield Corporate Bond ETF			81,400	3,473,338
SPDR Series Trust — State Street SPDR Bloomberg Short Term High Yield Bond ETF			192,650	4,856,706

Total Investments in Underlying Funds (Cost — $8,381,220)				8,330,044
			Shares/Units
Common Stocks — 0.3%
Communication Services — 0.2%
Diversified Telecommunication Services — 0.2%
Altice France Luxco			37,255	770,029 *

Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC			466	652 *(p)
Spirit Aviation Holdings Inc.			80,264	112,370 *

Total Industrials				113,022
Information Technology — 0.1%
Semiconductors & Semiconductor Equipment — 0.1%
VCI Asset Holdings 2 LLC			565,046	596,124 *(d)(e)

Materials — 0.0%††
Metals & Mining — 0.0%††
Arctic Canadian Diamond Co. Ltd.			871	0 *(d)(e)(h)

Total Common Stocks (Cost — $1,692,380)				1,479,175
See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2026 Quarterly Report

 Western Asset Short Duration High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Convertible Bonds & Notes — 0.2%
Communication Services — 0.1%
Media — 0.1%
EchoStar Corp., Senior Secured Notes (3.875% Cash or 3.875% PIK)	3.875%	11/30/30	131,066	$492,070 (b)

Industrials — 0.1%
Aerospace & Defense — 0.1%
AeroVironment Inc., Senior Notes	0.000%	7/15/30	690,000	701,730
Voyager Technologies Inc., Senior Notes	0.750%	11/15/30	170,000	193,426 (a)

Total Industrials				895,156
Total Convertible Bonds & Notes (Cost — $1,108,052)				1,387,226
Sovereign Bonds — 0.2%
Argentina — 0.2%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	87,094	77,819
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	446,693	385,295
Argentine Republic Government International Bond, Senior Notes, Step bond (4.125% to 7/9/27 then 4.750%)	4.125%	7/9/35	953,791	712,959

Total Sovereign Bonds (Cost — $982,148)				1,176,073
		Expiration Date	Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $694,222)		3/12/30	57,028	79,839 *(a)(d)(p)
		Expiration Date	Rights
Rights — 0.0%††
Communication Services — 0.0%††
Diversified Telecommunication Services — 0.0%††
Altice France Luxco (Cost — $0)		—	2,090	34,341 *
Total Investments before Short-Term Investments (Cost — $568,552,950)				564,596,029
	Rate		Shares
Short-Term Investments — 1.7%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $9,603,774)	3.588%		9,603,774	9,603,774 (q)(r)
Total Investments — 100.6% (Cost — $578,156,724)				574,199,803
Liabilities in Excess of Other Assets — (0.6)%				(3,258,965)
Total Net Assets — 100.0%				$570,940,838

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2026
 Western Asset Short Duration High Income Fund
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(d)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(e)	Security is valued using significant unobservable inputs (Note 1).
(f)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	Security has no maturity date. The date shown represents the next call date.
(h)	Value is less than $1.
(i)	Securities traded on a when-issued or delayed delivery basis.
(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(l)	All or a portion of this loan has not settled as of April 30, 2026. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(m)
All or a portion of this loan is unfunded as of April 30, 2026. The interest rate for fully unfunded term loans is to be determined. At April 30, 2026, the total principal amount and market value of unfunded commitments totaled $82,200 and $82,630, respectively.

(n)	The coupon payment on this security is currently in default as of April 30, 2026.
(o)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(p)	Restricted security (Note 3).
(q)	Rate shown is one-day yield as of the end of the reporting period.
(r)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At April 30, 2026, the total market value of investments in Affiliated Companies was $9,603,774 and the cost was $9,603,774 (Note 2).

Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
CORRA	—	Canadian Overnight Repo Rate Average
DAC	—	Designated Activity Company
DIP	—	Debtor-in-possession
ETF	—	Exchange-Traded Fund
GBP	—	British Pound
PIK	—	Payment-In-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
SPDR	—	Standard & Poor’s Depositary Receipts
USD	—	United States Dollar
At April 30, 2026, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	162,945	EUR	138,415	BNP Paribas SA	7/16/26	$(65)
USD	336,158	GBP	253,968	BNP Paribas SA	7/16/26	(9,339)
See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2026 Quarterly Report

 Western Asset Short Duration High Income Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	809,439	USD	560,686	Citibank N.A.	7/16/26	$21,201
CAD	478,773	USD	345,714	Citibank N.A.	7/16/26	7,908
EUR	199,230	USD	231,495	JPMorgan Chase & Co.	7/16/26	3,136
Net unrealized appreciation on open forward foreign currency contracts						$22,841

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar
At April 30, 2026, the Fund had the following open swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at April 30, 2026[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Nabors Industries Inc., 9.125%, due 1/31/30	$408,000	6/20/29	1.540%	1.000% quarterly	$(6,416)	$(46,693)	$40,277

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at April 30, 2026[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
American Airlines Group Inc., 6.500%, due 7/1/25	$1,060,000	6/20/31	5.256%	5.000% quarterly	$10,850	$(10,355)	$21,205
Transocean Inc., 8.000%, due 2/1/27	408,000	6/20/29	1.268%	1.000% quarterly	3,203	32,717	(29,514)
Total	$1,468,000				$14,053	$22,362	$(8,309)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.46 Index	$11,480,000	6/20/31	5.000% quarterly	$(818,119)	$(820,328)	$2,209

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2026
 Western Asset Short Duration High Income Fund
[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Short Duration High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities, including exchange-traded funds, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an underlying fund is not available on the day of valuation, the Valuation Committee may adjust the underlying fund’s last available net asset value per share to account for significant events that have occurred subsequent to the underlying fund’s last net asset value per share calculation but prior to the day of valuation.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other

Western Asset Short Duration High Income Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$48,659,663	$2,754,734	$51,414,397
Financials	—	48,574,572	0 *	48,574,572
Other Corporate Bonds & Notes	—	337,232,851	—	337,232,851
Senior Loans:
Communication Services	—	4,753,451	1,532,223	6,285,674
Consumer Discretionary	—	9,644,101	1,722,865	11,366,966
Financials	—	7,633,080	681,700	8,314,780
Industrials	—	9,288,408	696,564	9,984,972
Information Technology	—	9,501,903	3,594,301	13,096,204
Materials	—	1,951,339	232,146	2,183,485
Other Senior Loans	—	6,455,679	—	6,455,679
Asset-Backed Securities	—	33,232,216	—	33,232,216
Collateralized Mortgage Obligations	—	23,967,535	—	23,967,535
Investments in Underlying Funds	$8,330,044	—	—	8,330,044
Common Stocks:
Communication Services	—	770,029	—	770,029
Industrials	112,370	652	—	113,022
Information Technology	—	—	596,124	596,124
Materials	—	—	0 *	0*
Convertible Bonds & Notes	—	1,387,226	—	1,387,226
Sovereign Bonds	—	1,176,073	—	1,176,073
Warrants	—	79,839	—	79,839
Rights	—	34,341	—	34,341
Total Long-Term Investments	8,442,414	544,342,958	11,810,657	564,596,029
Short-Term Investments†	9,603,774	—	—	9,603,774
Total Investments	$18,046,188	$544,342,958	$11,810,657	$574,199,803
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$32,245	—	$32,245
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	40,277	—	40,277
Centrally Cleared Credit Default Swaps on Corporate Issues — Buy Protection††	—	21,205	—	21,205
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	2,209	—	2,209
Total Other Financial Instruments	—	$95,936	—	$95,936
Total	$18,046,188	$544,438,894	$11,810,657	$574,295,739

Western Asset Short Duration High Income Fund 2026 Quarterly Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$9,404	—	$9,404
Centrally Cleared Credit Default Swaps on Corporate Issues — Buy Protection††	—	29,514	—	29,514
Total	—	$38,918	—	$38,918

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of July 31, 2025	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Corporate Bonds & Notes:
Energy	$2,385,297	$5,481	—	$140,334	$223,622
Financials	0 *	—	—	—	—
Health Care	0 *	—	$3,195	—	—
Senior Loans:
Communication Services	1,543,831	1,320	98	(1,476)	—
Consumer Discretionary	1,442,895	2,019	1,138	(24,027)	1,731,703
Financials	—	—	—	8,500	673,200
Industrials	—	741,349	(248,498)	(653,298)	1,343,227
Information Technology	—	6,807	368	(339,675)	1,287,000
Materials	858,230	—	—	(678,248)	52,164
Common Stocks:
Energy	0 *	—	—	—	—
Information Technology	—	—	—	31,078	565,046
Materials	23,871	—	—	(23,871)	—
Total	$6,254,124	$756,976	$(243,699)	$(1,540,683)	$5,875,962

Investments in Securities (cont’d)	Sales	Transfers into Level 3[2]	Transfers out of Level 3	Balance as of April 30, 2026	Net change in unrealized appreciation (depreciation) for investments in securities still held at April 30, 2026[1]
Corporate Bonds & Notes:
Energy	—	—	—	$2,754,734	$140,334
Financials	—	—	—	0 *	—
Health Care	$(3,195)	—	—	—	—
Senior Loans:
Communication Services	(11,550)	—	—	1,532,223	(1,476)

Western Asset Short Duration High Income Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
Investments in Securities (cont’d)	Sales	Transfers into Level 3[2]	Transfers out of Level 3	Balance as of April 30, 2026	Net change in unrealized appreciation (depreciation) for investments in securities still held at April 30, 2026[1]
Consumer Discretionary	$(1,430,863)	—	—	$1,722,865	$(10,304)
Financials	—	—	—	681,700	8,500
Industrials	(486,216)	—	—	696,564	(653,298)
Information Technology	(13,400)	$2,653,201	—	3,594,301	(339,675)
Materials	—	—	—	232,146	(678,248)
Common Stocks:
Energy	(0)*	—	—	—	—
Information Technology	—	—	—	596,124	31,078
Materials	—	—	—	0 *	(23,871)
Total	$(1,945,224)	$2,653,201	—	$11,810,657	$(1,526,960)

*	Amount represents less than $1.
[1]
Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]
Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs in the valuation obtained from independent third party pricing services or broker/dealer quotations.

2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended April 30, 2026. The following transactions were effected in such company for the period ended April 30, 2026.

	Affiliate Value at July 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$8,810,746	$177,928,761	177,928,761	$177,135,733	177,135,733

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$357,000	—	$9,603,774

Western Asset Short Duration High Income Fund 2026 Quarterly Report

3. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 4/30/2026	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	466	3/25	$5,673	$652	$1.40	0.00%(a)
Spirit Airlines LLC, Warrants	57,028	3/25	694,222	79,839 (b)	1.40	0.01
Total			$699,895	$80,491		0.01%

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

Western Asset Short Duration High Income Fund 2026 Quarterly Report